UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2012

Date of reporting period: April 30, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2012
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.3%

	Shares	Value
CONSUMER DISCRETIONARY — 5.1%
Apollo Group, Cl A *	76,000	$2,676,720
Arcos Dorados Holdings, Cl A	181,000	3,234,470
DeVry	102,000	3,279,300
John Wiley & Sons, Cl A	125,000	5,648,750
Tupperware Brands	102,000	6,353,580

		21,192,820

CONSUMER STAPLES — 13.6%
Avon Products	310,000	6,696,000
Church & Dwight	40,000	2,032,000
Clorox	120,000	8,412,000
Energizer Holdings *	109,000	7,774,970
Flowers Foods	244,000	5,233,800
H.J. Heinz	162,000	8,636,220
Kellogg	129,000	6,523,530
Molson Coors Brewing, Cl B	155,000	6,444,900
Ralcorp Holdings *	67,000	4,878,270

		56,631,690

ENERGY — 9.5%
Concho Resources *	40,000	4,287,200
Denbury Resources *	454,000	8,644,160
Key Energy Services *	165,000	2,088,900
Oil States International *	27,000	2,148,660
Pioneer Natural Resources	40,000	4,632,800
Superior Energy Services *	271,000	7,295,320
Whiting Petroleum *	186,000	10,639,200

		39,736,240

FINANCIALS — 14.3%
Allied World Assurance Company Holdings	140,000	10,074,400
Arthur J. Gallagher	61,000	2,291,160
Endurance Specialty Holdings	68,000	2,732,240
First Republic Bank *	100,000	3,303,000
Morningstar	72,000	4,155,840

1  CHAMPLAIN INVESTMENT PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2012
(Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Northern Trust	205,000	$9,755,950
T. Rowe Price Group	74,000	4,670,510
W.R. Berkley	199,000	7,494,340
Waddell & Reed Financial, Cl A	104,000	3,325,920
Willis Group Holdings	322,000	11,740,120

		59,543,480

HEALTH CARE — 19.2%
Bio-Rad Laboratories, Cl A *	71,000	7,667,290
C.R. Bard	76,000	7,520,960
CareFusion *	268,000	6,943,880
Gen-Probe *	152,000	12,395,600
Laboratory Corporation of America Holdings *	94,000	8,261,660
Life Technologies *	210,000	9,735,600
Myriad Genetics *	165,000	4,291,650
Qiagen *	274,000	4,584,020
ResMed *	178,000	6,053,780
St. Jude Medical	105,000	4,065,600
West Pharmaceutical Services	103,000	4,624,700
Zimmer Holdings	65,000	4,090,450

		80,235,190

INDUSTRIALS — 13.9%
AMETEK	67,000	3,372,110
Dover	156,000	9,774,960
Esterline Technologies *	81,000	5,547,690
Gardner Denver	67,000	4,364,380
IDEX	166,000	7,189,460
Pall	50,000	2,980,500
Parker Hannifin	58,000	5,086,020
Pentair	154,000	6,674,360
Roper Industries	33,000	3,362,700
Verisk Analytics, Cl A *	202,000	9,887,900

		58,240,080

2  CHAMPLAIN INVESTMENT PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2012
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — 17.5%
Altera	208,000	$7,398,560
Ansys *	70,000	4,694,900
Ariba *	200,000	7,640,000
Check Point Software Technologies *	77,000	4,476,010
Concur Technologies *	122,000	6,900,320
Hittite Microwave *	39,000	2,088,060
IHS, Cl A *	46,000	4,649,220
Intuit	139,000	8,057,830
Jack Henry & Associates	75,000	2,547,000
Micros Systems *	98,000	5,569,340
National Instruments	212,000	5,766,400
Qlik Technologies *	120,000	3,457,200
Red Hat *	49,000	2,920,890
Solera Holdings	155,000	6,965,700

		73,131,430

MATERIALS — 1.3%
AptarGroup	96,000	5,232,960

TOTAL COMMON STOCK (Cost $358,766,130)		393,943,890

CASH EQUIVALENTS — 5.7%**
Fidelity Institutional Money Market Funds - Treasury Only Portfolio, Cl I, 0.010%	10,498,411	10,498,411
Fidelity Treasury Portfolio, Cl I, 0.010%	13,303,760	13,303,760

TOTAL CASH EQUIVALENTS (Cost $23,802,171)		23,802,171

TOTAL INVESTMENTS— 100.0% (Cost $382,568,301)†		$417,746,061

Percentages are based on Net Assets of $417,753,297.

3  CHAMPLAIN INVESTMENT PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2012
(Unaudited)

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of April 30, 2012.
†	At April 30, 2012, the tax basis cost of the Fund’s investments was $382,568,301, and the unrealized appreciation and depreciation were $46,314,166 and ($11,136,406) respectively.

Cl — Class

As of April 30, 2012, all of the Fund’s investments were considered Level 1.

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-002-0800

4  CHAMPLAIN INVESTMENT PARTNERS

The Advisors’ Inner Circle Fund II	CHAMPLAIN SMALL
COMPANY FUND
APRIL 30, 2012
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.7%

	Shares	Value
CONSUMER DISCRETIONARY — 7.6%
American Public Education *	85,000	$2,951,200
Capella Education *	105,000	3,434,550
CoStar Group *	118,000	8,601,020
John Wiley & Sons, Cl A	300,000	13,557,000
K12 *	265,000	6,757,500
Strayer Education	39,000	3,848,520
Tupperware Brands	125,000	7,786,250
Wolverine World Wide	365,000	15,311,750

		62,247,790

CONSUMER STAPLES — 9.8%
Flowers Foods	735,000	15,765,750
Harris Teeter Supermarkets	330,000	12,530,100
Lancaster Colony	200,000	13,042,000
Smart Balance *	535,000	3,156,500
Snyders-Lance	500,000	12,940,000
Spectrum Brands Holdings *	265,000	9,145,150
TreeHouse Foods *	235,000	13,514,850

		80,094,350

ENERGY — 8.7%
Approach Resources *	221,000	7,929,480
Gulfport Energy *	235,000	6,159,350
Key Energy Services *	665,000	8,418,900
Northern Oil and Gas *	470,000	9,132,100
Oasis Petroleum *	270,000	8,928,900
Petroleum Development *	135,000	4,642,650
Resolute Energy *	800,000	8,488,000
Superior Energy Services *	450,000	12,114,000
TETRA Technologies *	660,000	5,748,600

		71,561,980

FINANCIALS — 16.1%
Allied World Assurance Company Holdings	270,000	19,429,200
AmTrust Financial Services	200,000	5,448,000

1  CHAMPLAIN INVESTMENT PARTNERS

The Advisors’ Inner Circle Fund II	CHAMPLAIN SMALL
COMPANY FUND
APRIL 30, 2012
(Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Argo Group International Holdings	267,000	$7,705,620
Aspen Insurance Holdings	365,000	10,336,800
Brown & Brown	330,000	8,900,100
Bryn Mawr Bank	135,000	2,901,150
Cardtronics *	200,000	5,272,000
Community Bank System	100,000	2,812,000
Endurance Specialty Holdings	235,000	9,442,300
Financial Engines *	235,000	5,367,400
Independent Bank	135,000	3,789,450
Morningstar	165,000	9,523,800
Navigators Group *	200,000	9,500,000
UMB Financial	400,000	19,220,000
Waddell & Reed Financial, Cl A	260,000	8,314,800
Washington Trust Bancorp	170,000	4,023,900

		131,986,520

HEALTH CARE — 19.4%
Bio-Rad Laboratories, Cl A *	133,000	14,362,670
Bio-Reference Laboratories *	200,000	4,264,000
Genomic Health *	200,000	5,732,000
Gen-Probe *	185,000	15,086,750
Integra LifeSciences Holdings *	330,000	12,285,900
Luminex *	335,000	8,388,400
Masimo *	470,000	10,401,100
MedAssets *	530,000	6,683,300
Medidata Solutions *	235,000	6,088,850
Myriad Genetics *	335,000	8,713,350
NuVasive *	465,000	7,705,050
Quality Systems	170,000	6,358,000
STERIS	207,500	6,517,575
Techne	100,000	6,694,000
Teleflex	180,000	11,280,600
VCA Antech *	335,000	7,926,100
Volcano *	200,000	5,430,000

2  CHAMPLAIN INVESTMENT PARTNERS

The Advisors’ Inner Circle Fund II	CHAMPLAIN SMALL
COMPANY FUND
APRIL 30, 2012
(Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
West Pharmaceutical Services	335,000	$15,041,500

		158,959,145

INDUSTRIALS — 11.7%
ABM Industries	330,000	7,682,400
Brady, Cl A	330,000	10,239,900
CLARCOR	135,000	6,482,700
EnPro Industries *	270,000	11,180,700
Esterline Technologies *	130,000	8,903,700
Hub Group, Cl A *	170,000	5,950,000
IDEX	265,000	11,477,150
II-VI *	200,000	4,082,000
Kaydon	20,100	493,053
Raven Industries	96,000	5,780,160
RBC Bearings *	35,000	1,640,800
Robbins & Myers	130,000	6,332,300
TriMas *	465,000	10,234,650
UTi Worldwide	330,000	5,501,100

		95,980,613

INFORMATION TECHNOLOGY — 16.9%
Advent Software *	39,900	1,076,901
Ariba *	400,000	15,280,000
Bottomline Technologies *	365,000	8,588,450
comScore *	400,000	7,968,000
Concur Technologies *	265,000	14,988,400
Hittite Microwave *	105,000	5,621,700
Jack Henry & Associates	265,000	8,999,400
LogMeIn *	200,000	7,202,000
Measurement Specialties *	235,000	8,396,550
National Instruments	310,000	8,432,000
NeuStar, Cl A *	200,000	7,270,000
NICE Systems ADR *	210,000	8,068,200
Pros Holdings *	92,400	1,819,356
Qlik Technologies *	365,000	10,515,650

3  CHAMPLAIN INVESTMENT PARTNERS

The Advisors’ Inner Circle Fund II	CHAMPLAIN SMALL
COMPANY FUND
APRIL 30, 2012
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Sapient	535,000	$6,403,950
SolarWinds *	100,000	4,691,000
Ultimate Software Group *	65,000	5,015,400
Wright Express *	135,000	8,615,700

		138,952,657

MATERIALS — 4.6%
AptarGroup	200,000	10,902,000
Sensient Technologies	400,000	14,860,000
Silgan Holdings	265,000	11,625,550

		37,387,550

TOTAL COMMON STOCK (Cost $632,423,133)		777,170,605

CASH EQUIVALENTS — 5.2%**
Fidelity Institutional Money Market Funds - Treasury Only Portfolio, Cl I, 0.010%	22,435,152	22,435,152
Fidelity Treasury Portfolio, Cl I, 0.010%	20,184,113	20,184,113

TOTAL CASH EQUIVALENTS (Cost $42,619,265)		42,619,265

TOTAL INVESTMENTS— 99.9% (Cost $675,042,398)†		$819,789,870

Percentages are based on Net Assets of $820,577,076.

*	Non-income producing security.
**	Rate reported in the 7-day effective yield as of April 30, 2012.
†	At April 30, 2012, the tax basis cost of the Fund’s investments was $675,042,398, and the unrealized appreciation and depreciation were $167,046,530 and ($22,299,058) respectively.

ADR — American Depositary Receipt

Cl — Class

4  CHAMPLAIN INVESTMENT PARTNERS

The Advisors’ Inner Circle Fund II	CHAMPLAIN SMALL
COMPANY FUND
APRIL 30, 2012
(Unaudited)

As of April 30, 2012, all of the Fund’s investments were considered Level 1.

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-001-1500

5  CHAMPLAIN INVESTMENT PARTNERS

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by
Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund II

By	/S/ MICHAEL BEATTIE
Michael Beattie President

Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ MICHAEL BEATTIE
Michael Beattie President

Date: June 28, 2012

By	/S/ MICHAEL LAWSON
Michael Lawson Treasurer, Controller and Chief Financial Officer

Date: June 28, 2012